Vanguard Growth Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard Growth Index Fund - Institutional Shares	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39